UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 03/31/2007

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    05/01/2007


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   94

 Form 13F Information Table Value Total:   986975 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     10725   192200 SH       DEFINED  1           192200        0      0
 ABN Amro Holding Nv-sp ADR    COM               000937102      5121   119037 SH       DEFINED  1           119037        0      0
 Alcoa Inc.                    COM               013817101      6905   203700 SH       DEFINED  1           203700        0      0
 American Express              COM               025816109     11173   198100 SH       DEFINED  1           198100        0      0
 American Intl Group           COM               026874107     23215   345364 SH       DEFINED  1           345364        0      0
 Ericsson Tel Sp ADR           COM               294821608     10305   277847 SH       DEFINED  1           277847        0      0
 Tyco International Ltd.       COM               902124106      8866   281003 SH       DEFINED  1           281003        0      0
 Banco Bilbao Vizcaya-Sp ADR   COM               05946K101      8046   327749 SH       DEFINED  1           327749        0      0
 Apache Corp                   COM               037411105     24772   350386 SH       DEFINED  1           350386        0      0
 AXA ADR                       COM               054536107     22846   536286 SH       DEFINED  1           536286        0      0
 Bank of New York Co Inc.      COM               064057102     16758   413269 SH       DEFINED  1           413269        0      0
 Becton Dickinson              COM               075887109     15316   199200 SH       DEFINED  1           199200        0      0
 Taiwan Semiconductor ADR      COM               874039100     18108  1684436 SH       DEFINED  1          1684436        0      0
 Boston Scientific Corp        COM               101137107      5647   388395 SH       DEFINED  1           388395        0      0
 Fedex Corporation             COM               31428X106     19146   178223 SH       DEFINED  1           178223        0      0
 CRH plc ADR                   COM               12626K203     10577   243210 SH       DEFINED  1           243210        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     29680   613477 SH       DEFINED  1           613477        0      0
 Cisco Systems Inc.            COM               17275R102     14752   577837 SH       DEFINED  1           577837        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       836    26620 SH       OTHER    1, 2          9930    16690      0
 Corning                       COM               219350105     14891   654841 SH       DEFINED  1           654841        0      0
 Target Corporation            COM               87612E106     23766   401053 SH       DEFINED  1           401053        0      0
 Bank of America Corp          COM               060505104     16441   322246 SH       DEFINED  1           322246        0      0
 Citigroup                     COM               172967101     28241   550080 SH       DEFINED  1           550080        0      0
 First Data Corp.              COM               319963104     10444   388255 SH       DEFINED  1           388255        0      0
 Fresenius Medical Care ADR    COM               358029106      9380   192724 SH       DEFINED  1           192724        0      0
 General Electric              COM               369604103     22076   624314 SH       DEFINED  1           624314        0      0
 Grupo Televisa SA ADR         COM               40049J206      5046   169325 SH       OTHER    1, 2        151425    17900      0
 Orix Spon ADR                 COM               686330101      6066    46360 SH       DEFINED  1            46360        0      0
 Harley- Davidson Inc          COM               412822108      6327   107700 SH       DEFINED  1           107700        0      0
 Millicom Intl Cellular S.a.   COM               L6388F110     23152   295459 SH       OTHER    1, 2        288259     7200      0
 Hewlett-Packard               COM               428236103     15386   383300 SH       DEFINED  1           383300        0      0
 Juniper Networks              COM               48203R104     10466   531795 SH       DEFINED  1           531795        0      0
 ING Groep ADR                 COM               456837103      2073    48975 SH       DEFINED  1            48975        0      0
 Intel Corporation             COM               458140100      9994   522400 SH       DEFINED  1           522400        0      0
 Johnson & Johnson             COM               478160104     15342   254600 SH       DEFINED  1           254600        0      0
 Hartford Financial Services   COM               416515104     20292   212300 SH       DEFINED  1           212300        0      0
 Kohls Corp                    COM               500255104      9936   129700 SH       DEFINED  1           129700        0      0
 National Bank of Greece ADR   COM               633643408     16132  1504894 SH       DEFINED  1          1504894        0      0
 Legg Mason Inc                COM               524901105     10033   106494 SH       DEFINED  1           106494        0      0
 BG Group ADR                  COM               055434203      6057    84447 SH       DEFINED  1            84447        0      0
 Lowe's Companies              COM               548661107     18418   584882 SH       DEFINED  1           584882        0      0
 Dominion Resources Inc/VA     COM               25746U109     12384   139508 SH       DEFINED  1           139508        0      0
 Marshall & Ilsley Corp        COM               571834100      8628   186300 SH       DEFINED  1           186300        0      0
 Petrochina Co Ltd ADR         COM               71646E100      1698    14500 SH       OTHER    1, 2             0    14500      0
 Merrill Lynch & Co.           COM               590188108     14612   178912 SH       DEFINED  1           178912        0      0
 Microsoft                     COM               594918104     25594   918325 SH       DEFINED  1           918325        0      0
 Marvell Technology Group      COM               G5876H105      5801   345100 SH       DEFINED  1           345100        0      0
 3M Co                         COM               88579Y101     20773   271785 SH       DEFINED  1           271785        0      0
 Embraer Aircraft ADR          COM               29081M102      1635    35650 SH       OTHER    1, 2         24450    11200      0
 Petroleo Brasileiro SA ADR    COM               71654V408     24800   249225 SH       OTHER    1, 2        238525    10700      0
 United Microelectronics ADR   COM               910873207     11619  3653751 SH       OTHER    1, 2       3428472   225279      0
 Nike                          COM               654106103     21328   200718 SH       DEFINED  1           200718        0      0
 Nissan Motor ADR              COM               654744408     11393   532383 SH       DEFINED  1           532383        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      5148    56861 SH       DEFINED  1            56861        0      0
 Oracle Systems                COM               68389X105     15476   853600 SH       DEFINED  1           853600        0      0
 Pfizer                        COM               717081103     19614   776472 SH       DEFINED  1           776472        0      0
 Philippine Long Distance ADR  COM               718252604      9939   188246 SH       OTHER    1, 2        179146     9100      0
 America Movil- S.A. ADR       COM               02364W105       601    12575 SH       OTHER    1, 2          3275     9300      0
 Siemens AG-Spon ADR           COM               826197501     11704   109181 SH       DEFINED  1           109181        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104     24644  2188588 SH       DEFINED  1          2188588        0      0
 Doctor Reddy's Lab ADR        COM               256135203      2338   142015 SH       OTHER    1, 2        120415    21600      0
 Satyam Computer Services ADR  COM               804098101      1995    87902 SH       OTHER    1, 2         70932    16970      0
 Statoil ASA- ADR              COM               85771P102      7013   258964 SH       DEFINED  1           258964        0      0
 Travelers Cos Inc             COM               89417E109     18857   364243 SH       DEFINED  1           364243        0      0
 SAP ADR                       COM               803054204      5998   134323 SH       DEFINED  1           134323        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204       585    44162 SH       OTHER    1, 2         14741    29421      0
 Nomura Holdings Inc-ADR       COM               65535H208     14821   714944 SH       DEFINED  1           714944        0      0
 Chevron Corp                  COM               166764100     25055   338763 SH       DEFINED  1           338763        0      0
 Staples Inc                   COM               855030102       587    22705 SH       DEFINED  1            22705        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109       863    10802 SH       OTHER    1, 2          4607     6195      0
 Cia Vale do Rio Doce-ADR      COM               204412209       745    20135 SH       OTHER    1, 2          7295    12840      0
 Teva Pharmaceutical ADR       COM               881624209      8721   233003 SH       OTHER    1, 2        223603     9400      0
 Texas Instruments             COM               882508104     15143   503080 SH       DEFINED  1           503080        0      0
 Marathon Oil Corp             COM               565849106     19227   194551 SH       DEFINED  1           194551        0      0
 Randgold Resources Ltd. ADR   COM               752344309       781    32655 SH       OTHER    1, 2         12625    20030      0
 TD Ameritrade Holding Corp    COM               87236Y108      6848   460211 SH       DEFINED  1           460211        0      0
 Xerox                         COM               984121103      4221   249900 SH       DEFINED  1           249900        0      0
 Banco Bradesco Sponsored ADR  COM               059460303       995    24610 SH       OTHER    1, 2         10340    14270      0
 News Corp Inc-Cl A            COM               65248E104     12043   520900 SH       DEFINED  1           520900        0      0
 Focus Media Holding ADR       COM               34415V109       808    10300 SH       OTHER    1, 2             0    10300      0
 Ameriprise Financial Inc.     COM               03076C106      2327    40725 SH       DEFINED  1            40725        0      0
 Wpp Group Plc-sponsored ADR   COM               929309409      5318    69988 SH       DEFINED  1            69988        0      0
 UBS AG ADR-New                COM               H89231338      8906   149851 SH       DEFINED  1           149851        0      0
 Western Union Co              COM               959802109     11426   520533 SH       DEFINED  1           520533        0      0